Offerings	Sep. 30, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.01 par value per share
Amount Registered | shares	209,960
Proposed Maximum Offering Price per Unit	10.45
Maximum Aggregate Offering Price	$ 2,194,082.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 335.91
Offering Note	Together with an indeterminate number of additional shares that may be necessary to adjust the number of shares reserved for issuance pursuant to the Marathon Bancorp, Inc. 2022 Equity Incentive Plan (the "Equity Plan") as a result of a stock split, stock dividend or similar adjustment of the outstanding common stock of Marathon Bancorp, Inc. (the "Company") pursuant to 17 C.F.R. Section 230.416(a), this represents 209,960 shares of common stock of the Company issuable pursuant to the Equity Plan. The proposed maximum offering price per share of $10.45 is estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act of 1933, as amended (the "Securities Act") and is based upon the average of the high and low prices per share of the Company's common stock as reported on the Nasdaq Capital Market on September 26, 2025.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	427,710
Proposed Maximum Offering Price per Unit	10.45
Maximum Aggregate Offering Price	$ 4,469,569.50
Fee Rate	0.01531%
Amount of Registration Fee	$ 684.29
Offering Note	Together with an indeterminate number of additional shares that may be necessary to adjust the number of shares reserved for issuance pursuant to the Marathon Bank 401(k) Plan (the "401(k) Plan") as a result of a stock split, stock dividend or similar adjustment of the outstanding common stock of the Company pursuant to 17 C.F.R. Section 230.416(a), this represents 427,710 shares of common stock of the Company that may be purchased with employee contributions to the 401(k) Plan. The proposed maximum offering price per share of $10.45 is estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act and is based upon the average of the high and low prices per share of the Company's common stock as reported on the Nasdaq Capital Market on September 26, 2025.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Participation Interests
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to 17 C.F.R. Section 230.416(c) under the Securities Act, this registration statement also covers an indeterminate amount of participation interests to be offered or sold pursuant to the 401(k) Plan. Pursuant to 17 C.F.R. Section 230.457(h)(2) of the Securities Act, no registration fee is required to be paid.